Cash and Investments held in the Trust Account (Details) - USD ($)		6 Months Ended	12 Months Ended
	Nov. 06, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Cash and investments held in the Trust Account [Abstract]
Cash			$ 22,074,404	$ 246,045
Held-to-maturity investments			0	151,856,355
Cash and investments held in the Trust Account			22,074,404	152,102,400
Payment to investors		$ 0	131,618,419	0
Class A [Member]
Cash and investments held in the Trust Account [Abstract]
Payment to investors	$ 131,600,000
Shares tendered as part of the Tender Offer to extend the time for completing a business combination	12,999,350
US Treasury Bills [Member]
Cash and investments held in the Trust Account [Abstract]
Held-to-maturity investments			$ 0	$ 151,856,355
Held-to-maturity investments (in shares)				151,903,000